Property and Equipment, net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation Expenses	$ 14,903	$ 10,753	$ 41,481	$ 37,708
Property and Equipment, Purchased			$ 297,154	$ 147,131